Cover Page Document	Nov. 04, 2019
Cover page.
Entity Central Index Key	0001479290
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	Revance Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36297
Entity Tax Identification Number	77-0551645
Entity Address, Address Line One	7555 Gateway Boulevard
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	510
Local Phone Number	742-3400
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RVNC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false